SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Translation rates) - Hong Kong, Dollars	Mar. 31, 2022	Mar. 31, 2021
Period End [Member]
Intercompany Foreign Currency Balance [Line Items]
Translation rate	0.12771	0.12863
Period Average [Member]
Intercompany Foreign Currency Balance [Line Items]
Translation rate	0.12813	0.12892